Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.5%
Aristocrat Leisure Ltd.	130,385	$5,246,644
Brambles Ltd.	387,551	4,666,120
Commonwealth Bank of Australia	488,340	45,549,584
Goodman Group	291,446	6,959,582
Insurance Australia Group Ltd.	722,614	3,548,362
National Australia Bank Ltd.	648,849	16,445,156
Northern Star Resources Ltd.	217,054	2,518,780
Pro Medicus Ltd.	20,768	2,630,792
Qantas Airways Ltd.(a)	259,310	1,372,912
Seven Group Holdings Ltd.	30,065	819,125
Suncorp Group Ltd.	317,050	3,719,078
Wesfarmers Ltd.	181,858	8,000,128
Westpac Banking Corp.	931,064	19,554,008
WiseTech Global Ltd.	39,754	3,052,239
Xero Ltd.(a)	23,555	2,288,498
		126,371,008
Austria — 0.3%
Erste Group Bank AG	107,159	6,061,523
Belgium — 1.2%
Ageas SA	40,715	2,124,848
Argenx SE(a)	17,231	10,160,354
D'ieteren Group	5,662	1,225,805
Lotus Bakeries NV	138	1,808,919
UCB SA	66,902	12,881,874
		28,201,800
Canada — 14.2%
Agnico Eagle Mines Ltd.	263,970	22,784,440
AltaGas Ltd.	75,694	1,808,697
ARC Resources Ltd.	77,825	1,288,932
Barrick Gold Corp.	590,975	11,421,796
Brookfield Corp., Class A	332,803	17,647,032
Brookfield Renewable Corp., Class A	30,152	923,173
Canadian Imperial Bank of Commerce	300,613	18,807,339
Constellation Software Inc./Canada	4,551	13,724,876
Descartes Systems Group Inc. (The)(a)	17,776	1,846,733
Dollarama Inc.	116,085	12,079,977
Element Fleet Management Corp.	108,987	2,230,071
Enbridge Inc.	572,674	23,131,530
Fairfax Financial Holdings Ltd.	3,795	4,715,983
First Quantum Minerals Ltd.(a)	152,405	1,969,164
Fortis Inc./Canada	126,900	5,489,415
Franco-Nevada Corp.	42,216	5,603,736
George Weston Ltd.	19,311	3,063,048
GFL Environmental Inc.	48,596	2,033,050
Gildan Activewear Inc.	45,499	2,226,668
Hydro One Ltd.(b)	84,278	2,713,529
iA Financial Corp. Inc.	28,638	2,333,246
Imperial Oil Ltd.	41,057	3,063,757
Intact Financial Corp.	39,936	7,626,662
Ivanhoe Mines Ltd., Class A(a)(c)	143,833	1,901,796
Keyera Corp.	65,773	2,019,933
Kinross Gold Corp.	649,747	6,556,502
Loblaw Companies Ltd.	47,708	6,031,900
Lundin Mining Corp.	167,756	1,631,354
Manulife Financial Corp.	414,679	12,112,612
Metro Inc.	55,039	3,268,700
National Bank of Canada	87,569	8,352,184
Pan American Silver Corp.	155,267	3,630,907
Pembina Pipeline Corp.	135,507	5,669,036
Security	Shares	Value
Canada (continued)
Royal Bank of Canada	550,701	$66,601,459
TC Energy Corp.	234,703	10,916,340
Teck Resources Ltd., Class B	98,727	4,593,339
Thomson Reuters Corp.	24,749	4,051,097
TMX Group Ltd.	106,753	3,334,426
Wheaton Precious Metals Corp.	208,383	13,761,494
		322,965,933
Denmark — 3.6%
Novo Nordisk A/S, Class B	644,172	72,253,546
Novonesis (Novozymes) B, Class B	82,794	5,202,920
Pandora A/S	10,581	1,599,806
Rockwool A/S, Class B	2,492	1,078,413
Zealand Pharma A/S(a)	14,445	1,667,566
		81,802,251
Finland — 0.6%
Fortum OYJ	113,828	1,680,639
Nokia OYJ	1,393,691	6,594,973
Orion OYJ, Class B	34,213	1,661,658
Wartsila OYJ Abp	174,157	3,335,531
		13,272,801
France — 4.4%
Alstom SA(a)	135,728	2,985,536
Cie de Saint-Gobain SA	76,020	6,893,866
Covivio SA/France	11,871	675,334
Credit Agricole SA	197,585	3,028,599
EssilorLuxottica SA	49,039	11,502,484
Euronext NV(b)	17,807	1,964,728
Renault SA	30,783	1,408,458
Sanofi SA	251,862	26,616,718
Schneider Electric SE	87,513	22,670,124
Sodexo SA	21,007	1,823,459
Thales SA	15,280	2,463,113
TotalEnergies SE	277,968	17,444,061
Unibail-Rodamco-Westfield, New	16,140	1,319,804
		100,796,284
Germany — 7.3%
adidas AG	38,425	9,202,449
Commerzbank AG	223,703	3,967,511
CTS Eventim AG & Co. KGaA	12,763	1,340,308
Deutsche Bank AG, Registered	393,235	6,680,972
Deutsche Telekom AG, Registered	978,601	29,586,545
Evonik Industries AG	65,427	1,441,957
Fresenius SE & Co. KGaA(a)	131,771	4,811,043
GEA Group AG	32,123	1,582,245
Hannover Rueck SE	9,134	2,398,532
Heidelberg Materials AG	18,851	2,076,232
Henkel AG & Co. KGaA	28,558	2,227,286
LEG Immobilien SE	19,971	1,886,609
MTU Aero Engines AG	13,425	4,387,841
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	28,184	14,412,740
Nemetschek SE	8,145	877,641
Rational AG	1,088	1,065,480
Rheinmetall AG	10,484	5,397,535
SAP SE	217,131	50,696,806
Siemens Energy AG(a)	291,007	11,952,557
Symrise AG, Class A	41,320	4,972,062
Talanx AG(a)	16,142	1,244,035
Vonovia SE	160,007	5,245,947
		167,454,333

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong — 0.7%
BOC Hong Kong Holdings Ltd.	939,000	$3,065,582
CK Infrastructure Holdings Ltd.	215,500	1,524,960
Futu Holdings Ltd., ADR(a)	8,942	849,401
Power Assets Holdings Ltd.	351,500	2,341,435
SITC International Holdings Co. Ltd.	381,000	1,078,195
Techtronic Industries Co. Ltd.	301,500	4,361,332
WH Group Ltd.(b)	2,083,000	1,621,233
		14,842,138
Ireland — 0.2%
AIB Group PLC	464,534	2,490,386
Bank of Ireland Group PLC	267,715	2,481,238
		4,971,624
Israel — 0.8%
Bank Leumi Le-Israel BM	322,604	3,277,504
Check Point Software Technologies Ltd.(a)	24,548	4,251,959
CyberArk Software Ltd.(a)	5,756	1,591,649
Monday.com Ltd.(a)	5,874	1,726,192
Teva Pharmaceutical Industries Ltd., ADR(a)	342,775	6,320,771
		17,168,075
Italy — 3.6%
Banco BPM SpA	225,631	1,521,901
Enel SpA	1,946,544	14,762,731
Ferrari NV	26,914	12,847,912
FinecoBank Banca Fineco SpA	139,538	2,227,603
Generali	214,840	5,956,696
Intesa Sanpaolo SpA	4,308,660	18,441,102
Leonardo SpA	84,347	2,010,478
Mediobanca Banca di Credito Finanziario SpA	124,743	2,057,919
Poste Italiane SpA(b)	110,385	1,552,161
Prysmian SpA	106,311	7,502,824
UniCredit SpA	307,758	13,614,961
		82,496,288
Japan — 19.0%
Aeon Co. Ltd.	82,300	2,016,608
Ajinomoto Co. Inc.	57,200	2,197,381
Asics Corp.	341,500	5,964,945
Brother Industries Ltd.	41,500	808,305
Canon Inc.	244,100	7,939,347
Chugai Pharmaceutical Co. Ltd.	188,700	8,978,620
Concordia Financial Group Ltd.	183,600	909,425
Dai Nippon Printing Co. Ltd.	109,400	1,898,787
Dai-ichi Life Holdings Inc.	255,000	6,357,227
Daiichi Sankyo Co. Ltd.	501,800	16,332,695
Daiwa House Industry Co. Ltd.	83,700	2,496,658
ENEOS Holdings Inc.	869,100	4,384,215
Fast Retailing Co. Ltd.	32,800	10,486,863
FUJIFILM Holdings Corp.	351,300	8,356,836
Fujitsu Ltd.	366,000	7,036,658
Hikari Tsushin Inc.	3,500	706,412
Hitachi Ltd.	1,956,200	49,149,251
Hoya Corp.	52,500	7,024,183
Idemitsu Kosan Co. Ltd.	190,900	1,301,448
Inpex Corp.	148,100	1,952,262
ITOCHU Corp.	317,400	15,701,088
Japan Real Estate Investment Corp.	271	985,749
Japan Tobacco Inc.	246,200	6,873,276
Kansai Electric Power Co. Inc. (The)	286,500	4,594,623
Kao Corp.	128,100	5,646,053
Konami Group Corp.	33,700	3,088,937
Makita Corp.	61,900	2,021,151
Mitsubishi Electric Corp.	239,100	4,206,374
Security	Shares	Value
Japan (continued)
Mitsubishi Estate Co. Ltd.	213,200	$3,152,807
Mitsubishi HC Capital Inc.	127,000	850,422
Mitsubishi Heavy Industries Ltd.	1,605,300	22,661,941
Mitsui Fudosan Co. Ltd.	650,600	5,551,146
Mizuho Financial Group Inc.	417,600	8,673,965
MonotaRO Co. Ltd.	108,500	1,636,868
MS&AD Insurance Group Holdings Inc.	480,700	10,632,762
NEC Corp.	75,500	6,424,319
Nexon Co. Ltd.	69,600	1,206,303
Nippon Building Fund Inc.	2,149	1,845,758
Nippon Sanso Holdings Corp.	40,700	1,412,778
Nippon Yusen KK	74,500	2,494,216
Nomura Real Estate Holdings Inc.	24,000	590,873
Nomura Research Institute Ltd.	91,700	2,743,059
Obayashi Corp.	242,700	2,975,313
Olympus Corp.	332,200	5,847,479
Oracle Corp./Japan	8,600	822,703
ORIX Corp.	309,600	6,523,232
Osaka Gas Co. Ltd.	118,200	2,532,866
Otsuka Corp.	37,800	848,363
Otsuka Holdings Co. Ltd.	222,100	13,417,224
Pan Pacific International Holdings Corp.	56,900	1,411,591
Rakuten Group Inc.(a)	395,700	2,361,756
Recruit Holdings Co. Ltd.	582,000	35,538,388
Renesas Electronics Corp.	203,600	2,727,898
Resona Holdings Inc.	619,800	4,089,294
Ricoh Co. Ltd.	143,500	1,554,490
SCSK Corp.	24,800	462,760
Seiko Epson Corp.	64,500	1,172,330
Sekisui Chemical Co. Ltd.	66,100	932,863
Sekisui House Ltd.	149,700	3,615,488
Shimadzu Corp.	64,600	1,905,561
Shimano Inc.	24,900	3,658,049
SoftBank Corp.	4,539,200	5,714,410
Sompo Holdings Inc.	241,300	5,173,250
Sumitomo Electric Industries Ltd.	130,900	2,013,576
Sumitomo Mitsui Financial Group Inc.	869,100	18,437,547
Sumitomo Mitsui Trust Group Inc.	178,000	3,903,597
Sumitomo Realty & Development Co. Ltd.	58,500	1,735,328
Suzuki Motor Corp.	205,300	2,037,259
Taisei Corp.	72,100	3,036,239
TDK Corp.	524,900	6,170,353
Toho Co. Ltd./Tokyo	25,800	985,255
Tokio Marine Holdings Inc.	602,200	21,688,917
Tokyo Gas Co. Ltd.	77,500	1,912,149
Toppan Holdings Inc.	73,200	2,141,191
TOTO Ltd.	44,700	1,247,121
Trend Micro Inc./Japan	30,400	1,590,600
Yokogawa Electric Corp.	73,300	1,625,192
Zensho Holdings Co. Ltd.	20,500	1,028,466
ZOZO Inc.	48,800	1,582,362
		433,713,054
Netherlands — 3.1%
AerCap Holdings NV	49,877	4,665,993
ASM International NV	6,121	3,418,622
Coca-Cola Europacific Partners PLC	50,925	3,870,300
DSM-Firmenich AG	49,233	5,838,207
ING Groep NV	993,361	16,857,717
InPost SA(a)	36,081	703,872
Koninklijke Ahold Delhaize NV	210,806	6,950,210
Koninklijke Philips NV(a)	322,473	8,483,880
NN Group NV	38,687	1,899,232

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Prosus NV	313,470	$13,211,152
Wolters Kluwer NV	33,501	5,630,968
		71,530,153
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	258,801	5,546,389
Norway — 0.3%
Kongsberg Gruppen ASA	46,303	4,833,625
Orkla ASA	242,809	2,243,202
		7,076,827
Portugal — 0.1%
Galp Energia SGPS SA	139,439	2,383,275
Singapore — 2.5%
DBS Group Holdings Ltd.	672,500	19,498,999
Oversea-Chinese Banking Corp. Ltd.	831,500	9,539,885
Sea Ltd., ADR(a)	111,728	10,508,019
Singapore Technologies Engineering Ltd.	390,900	1,340,200
Singapore Telecommunications Ltd.	3,491,900	8,238,197
United Overseas Bank Ltd.	292,100	7,100,670
		56,225,970
Spain — 3.6%
Acciona SA	5,649	724,938
ACS Actividades de Construccion y Servicios SA	40,605	1,947,230
Banco de Sabadell SA	2,275,939	4,438,954
Banco Santander SA	3,240,462	15,830,922
CaixaBank SA	1,118,795	6,817,667
Endesa SA	85,761	1,850,813
Ferrovial SE	99,731	4,002,486
Iberdrola SA	2,037,069	30,259,706
Industria de Diseno Textil SA	284,003	16,192,330
		82,065,046
Sweden — 2.2%
AddTech AB, Class B	85,669	2,385,132
Alfa Laval AB	65,027	2,878,727
Atlas Copco AB, Class B	194,936	2,834,311
Beijer Ref AB, Class B	71,122	1,071,354
Essity AB, Class B	220,819	6,234,177
Fastighets AB Balder, Class B(a)	146,053	1,136,224
H & M Hennes & Mauritz AB, Class B	104,222	1,553,668
Industrivarden AB, Class C	21,848	750,959
Investor AB, Class B	441,954	12,509,090
Lifco AB, Class B	57,870	1,726,720
Saab AB, Class B	67,093	1,378,009
Swedish Orphan Biovitrum AB(a)	55,171	1,724,328
Tele2 AB, Class B	238,623	2,500,552
Telefonaktiebolaget LM Ericsson, Class B	929,860	7,796,046
Telia Co. AB	905,537	2,633,599
Trelleborg AB, Class B	30,689	1,020,873
		50,133,769
Switzerland — 10.3%
ABB Ltd., Registered	448,977	24,950,145
Baloise Holding AG, Registered	12,166	2,328,321
Barry Callebaut AG, Registered	775	1,359,262
BKW AG	8,879	1,560,040
Clariant AG, Registered	63,118	877,188
EMS-Chemie Holding AG, Registered	1,717	1,320,475
Givaudan SA, Registered	2,391	11,351,149
Holcim AG	117,097	11,499,004
Lonza Group AG, Registered	16,976	10,445,808
Novartis AG, Registered	537,232	58,293,029
Security	Shares	Value
Switzerland (continued)
Roche Holding AG, Bearer	11,517	$3,914,196
Roche Holding AG, NVS	261,907	81,165,875
Sandoz Group AG	157,760	7,192,005
SGS SA	33,046	3,498,472
Swiss Prime Site AG, Registered	22,503	2,441,162
UBS Group AG, Registered	405,349	12,398,808
		234,594,939
United Kingdom — 15.3%
3i Group PLC	318,300	13,052,758
Anglo American PLC	307,888	9,544,657
Associated British Foods PLC	52,303	1,503,278
AstraZeneca PLC	621,346	88,413,551
BAE Systems PLC	476,434	7,678,835
Barclays PLC	5,125,027	15,710,791
Berkeley Group Holdings PLC	13,679	780,590
British American Tobacco PLC	594,478	20,788,364
BT Group PLC	1,897,563	3,388,267
Endeavour Mining PLC	46,349	1,039,332
Haleon PLC	1,607,053	7,723,606
Hargreaves Lansdown PLC	153,063	2,148,059
HSBC Holdings PLC	2,614,905	23,999,651
Imperial Brands PLC	326,764	9,861,097
Intertek Group PLC	23,251	1,395,793
J Sainsbury PLC	358,597	1,234,576
Kingfisher PLC	427,222	1,615,669
Lloyds Banking Group PLC	18,011,366	12,363,009
London Stock Exchange Group PLC	107,468	14,565,767
NatWest Group PLC, NVS	2,661,667	12,611,649
Next PLC	30,167	3,816,565
Persimmon PLC	68,837	1,304,549
Rolls-Royce Holdings PLC(a)	2,341,269	16,155,687
SSE PLC	249,965	5,680,053
Tesco PLC	2,565,267	11,327,379
Unilever PLC	1,004,297	61,264,185
		348,967,717
Total Common Stocks — 99.0% (Cost: $1,994,590,478)		2,258,641,197
Preferred Stocks
Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	51,304	4,442,563
Total Preferred Stocks — 0.2% (Cost: $4,813,744)		4,442,563
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	6,329	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.2% (Cost: $1,999,404,222)		2,263,083,760

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	1,116,653	$1,117,434
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	660,000	660,000
Total Short-Term Securities — 0.1% (Cost: $1,777,272)		1,777,434
Total Investments — 99.3% (Cost: $2,001,181,494)		2,264,861,194
Other Assets Less Liabilities — 0.7%		15,468,009
Net Assets — 100.0%		$2,280,329,203

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,037,609	$79,505 (a)	$—	$41	$279	$1,117,434	1,116,653	$755 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	580,000	80,000 (a)	—	—	—	660,000	660,000	5,172	—
				$41	$279	$1,777,434		$5,927	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	284	12/12/24	$4,949	$(157,167)
Euro STOXX 50 Index	88	12/20/24	4,630	(176,316)
FTSE 100 Index	65	12/20/24	6,820	(151,252)
				$(484,735)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Momentum Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$396,006,992	$1,862,634,205	$—	$2,258,641,197
Preferred Stocks	—	4,442,563	—	4,442,563
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,777,434	—	—	1,777,434
	$397,784,426	$1,867,076,768	$—	$2,264,861,194
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(484,735)	$—	$(484,735)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares